Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39173
Entity Registrant Name	I-MAB
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2440 Research Boulevard, Suite 400
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
Entity Address, Country	US
Entity Common Stock, Shares Outstanding	185,613,662
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Shanghai, China
Auditor Firm ID	1424
Entity Central Index Key	0001778016
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	2440 Research Boulevard, Suite 400
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
Entity Address, Country	US
City Area Code	240
Local Phone Number	745-6330
Contact Personnel Name	Joseph Skelton
ADS
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each ten(10) American depositary shares representing twenty-three (23) ordinary shares
Trading Symbol	IMAB
Security Exchange Name	NASDAQ
Ordinary share
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ